SEGMENT INFORMATION (Tables) (Parent company)	12 Months Ended
Dec. 31, 2014
Parent company
Schedule of the reconciliation of revenue from segments to consolidated
	Years ended December 31,
	2012	2013	2014
Sales commission of online coupons	$25,005,546	$26,296,454	$18,019,098
Storefront fees	2,809,853	9,956,855	12,054,354
Total	$27,815,399	$36,253,309	$30,073,452